Medical Claims and Benefits Payable (Details) member in Thousands, $ in Millions		6 Months Ended	12 Months Ended
	Sep. 01, 2015 member	Jun. 30, 2016 USD ($) member Contract	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) member	Dec. 31, 2013 USD ($)
Insurance Claims [Line Items]
Non-risk provider payables | $		$ 191	$ 167	$ 119	$ 151
Number of members added, approximately (in member)		392
Favorable prior period claims development | $		$ 189	$ 141	$ 46	$ 53
Michigan | HealthPlus of Michigan and HealthPlus Partners, Inc.
Insurance Claims [Line Items]
Number of members added, approximately (in member)	68
Ohio
Insurance Claims [Line Items]
Number of members added, approximately (in member)				61
Ohio | MMP Program
Insurance Claims [Line Items]
Number of members added, approximately (in member)				17
California
Insurance Claims [Line Items]
Number of members added, approximately (in member)		57		100
California | Medicaid Expansion
Insurance Claims [Line Items]
Number of members added, approximately (in member)		55
Florida
Insurance Claims [Line Items]
Number of members added, approximately (in member)		94
Texas
Insurance Claims [Line Items]
Number of members added, approximately (in member)		110
Utah
Insurance Claims [Line Items]
Number of members added, approximately (in member)		48
Wisconsin
Insurance Claims [Line Items]
Number of members added, approximately (in member)		38
Illinois
Insurance Claims [Line Items]
Number of members added, approximately (in member)		100
Number of contracts acquired (in contract) | Contract		3
Washington | Fully Integrated Managed Care
Insurance Claims [Line Items]
Number of members added, approximately (in member)		80
Minimum
Insurance Claims [Line Items]
Percentage of liability for unpaid claims not paid out		8.00%	8.00%
Maximum
Insurance Claims [Line Items]
Percentage of liability for unpaid claims not paid out		10.00%	10.00%